                                               JANUARY 2, 2001 SUPPLEMENT TO THE
                                                  TRAVELERS VINTAGE XTRA ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2000



The following sections of the prospectus are amended by adding the following language:

1.  WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? (Summary)

If you select the Enhanced Stepped-Up Provision ("ESP"), an additional 0.20% annually will be deducted from amounts in the variable funding options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE

2.  ARE THERE ANY ADDITIONAL FEATURES?

- ENHANCED STEPPED-UP PROVISION ("ESP"). For an additional charge, the total death benefit payable will be increased by either 40% or 25%, depending on the age of the annuitant on the Contract Date.

3.  FEE TABLE

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

STANDARD DEATH BENEFIT WITH ESP:                                    STANDARD DEATH BENEFIT WITHOUT ESP
Mortality and Expense Risk Charge.............1.25%                 Mortality and Expense Risk Charge........1.25%
Administrative Expense Charge.................0.15%                 Administrative Expense Charge............0.15%
ESP Charge....................................0.20%                                                          -----
                                              -----                      Total Separate Account Charges..... 1.40%
     Total Separate Account Charges...........1.60%

ENHANCED DEATH BENEFIT WITH ESP                                     STANDARD DEATH BENEFIT WITHOUT ESP
Mortality and Expense Risk Charge.............1.45%                 Mortality and Expense Risk Charge........1.45%
Administrative Expense Charge.................0.15%                 Administrative Expense Charge............0.15%
ESP Charge....................................0.20%                                                          -----
                                              -----                      Total Separate Account Charges......1.60%
     Total Separate Account Charges...........1.80%


EXAMPLE:  STANDARD DEATH BENEFIT WITH ESP
Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses. The examples assume the purchase payment credit is included in, and not added to, the $1,000 assumed investment.


----------------------------------------------------------------------------------------------------------------------
                                          If Contract is surrendered at the       If Contract is NOT Surrendered or
                                                 end of period shown:            annuitized at end of period shown:
                                        --------------------------------------- --------------------------------------
FUNDING OPTION                          1 YEAR   3 YEARS    5YEARS   10 YEARS   1 YEAR  3 YEARS   5 YEARS   10 YEARS
--------------------------------------- -------- --------- --------- ---------- ------- --------- --------- ----------
ALLIANCE VARIABLE PRODUCT SERIES FUND
   Premier Growth Portfolio - Class B.    105      170       223        323       29       90       153        323
AMERICAN VARIABLE INSURANCE SERIES
   Global Growth Fund - Class 2.......    102      160       207        291       26       80       137        291
   Growth Fund - Class 2..............    99       150       191        259       23       70       121        259
   Growth-Income Fund - Class 2.......    98       149       189        255       22       69       119        255
FRANKLIN TEMPLETON VARIABLE INSURANCE

PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2..    103      163       212        302       27       83       142        302
   Templeton International Securities
   Fund - Class 2.....................    103      164       214        305       27       84       144        305
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.............    100      155       198        274       24       75       128        274
   Diversified Strategic Income
   Portfolio..........................    100      155       198        273       24       75       128        273
   Equity Index Portfolio - Class II
   Shares.............................    98       147       184        246       22       67       114        246
   Total Return Portfolio.............    100      155       198        274       24       75       128        274
JANUS ASPEN SERIES
   Aggressive Growth Portfolio -
   Service Shares.....................    102      159       205        287       26       79       135        287
SALOMON BROTHERS VARIABLE SERIES FUND
INC.
   Capital Fund.......................    102      161       209        295       26       81       139        295
   Investors Fund.....................    102      161       208        293       26       61       138        293
   Small Cap Growth Fund..............    107      176       233        342       31       96       163        342
THE TRAVELERS SERIES TRUST
   Disciplined Small Cap Stock
Portfolio.............................    102      161       209        295       26       81       139        295
   Equity Income Portfolio............    101      158       203        283       25       78       133        283
   Large Cap Portfolio................    101      157       202        282       25       77       132        282
   MFS Emerging Growth Portfolio......    101      157       202        282       25       77       132        282
   MFS Research Portfolio.............    102      161       208        294       26       81       138        294
   Strategic Stock Portfolio..........    101      158       204        285       25       78       134        285
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio..........    101      156       200        277       25       76       130        277
   MFS Total Return Portfolio.........    101      157       201        279       25       77       131        279
   Smith Barney Aggressive Growth
   Portfolio..........................    92       131       158        192       16       51        88        192
   Smith Barney High Income  Portfolio    99       151       192        261       23       71       122        261
   Smith Barney International Equity
   Portfolio..........................    102      161       209        295       26       81       139        295
   Smith Barney Large Capitalization
   Growth Portfolio...................    101      157       202        281       25       77       132        281
   Smith Barney Large Cap Value
   Portfolio..........................    99       151       192        262       23       71       122        262
   Smith Barney Mid Cap Portfolio.....    92       131       158        192       16       51        88        192
   Smith Barney Money Market Portfolio    98       147       186        249       22       67       116        249
   Travelers Managed Income Portfolio.    100      154       197        271       24       74       127        271
   Van Kampen Enterprise Portfolio....    100      153       195        268       24       73       125        268
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio..........    101      157       201        280       25       77       131        280
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio - Service
   Class..............................    100      154       196        270       24       74       126        270

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $40 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF .015% OF ASSETS.



EXAMPLE:  ENHANCED DEATH BENEFIT WITH ESP
Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses. The examples assume the purchase payment credit is included in, and not added to, the $1,000 assumed investment.

----------------------------------------------------------------------------------------------------------------------
                                          If Contract is surrendered at the       If Contract is NOT Surrendered or
                                                 end of period shown:            annuitized at end of period shown:
                                        --------------------------------------- --------------------------------------
FUNDING OPTION                          1 YEAR   3 YEARS    5YEARS   10 YEARS   1 YEAR  3 YEARS   5 YEARS   10 YEARS
--------------------------------------- -------- --------- --------- ---------- ------- --------- --------- ----------
ALLIANCE VARIABLE PRODUCT SERIES
   Premier Growth Portfolio - Class B.    107      176       233        342       31       96       163        342
AMERICAN VARIABLE INSURANCE SERIES
   Global Growth Fund - Class 2.......    104      166       217        310       28       86       147        310
   Growth Fund - Class 2..............    101      157       201        279       25       77       131        279
   Growth-Income Fund - Class 2.......    100      155       199        275       24       75       129        275
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2..    105      169       222        321       29       89       152        321

   Templeton International Securities
   Fund - Class 2.....................    105      170       224        324       29       90       154        324
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.............    102      161       208        294       26       81       138        294
   Diversified Strategic Income
Portfolio.............................    102      161       208        293       26       81       138        293
   Equity Index Portfolio - Class II
   Shares.............................    100      153       194        266       24       73       124        266
   Total Return Portfolio.............    102      161       208        294       26       81       138        294
JANUS ASPEN SERIES
   Aggressive Growth Portfolio -
   Service Shares.....................    104      165       215        307       28       85       145        307
SALOMON BROTHERS VARIABLE SERIES FUND
INC.
   Capital Fund.......................    104      167       219        314       28       87       149        314
   Investors Fund.....................    104      167       218        312       28       87       148        312
   Small Cap Growth Fund..............    109      182       243        361       33      102       173        361
THE TRAVELERS SERIES TRUST
   Disciplined Small Cap Stock
   Portfolio..........................    104      167       219        314       28       87       149        314
   Equity Income Portfolio............    103      164       213        303       27       84       143        303
   Large Cap Portfolio................    103      163       212        302       27       83       142        302
   MFS Emerging Growth Portfolio......    103      163       212        302       27       83       142        302
   MFS Research Portfolio.............    104      167       218        313       28       87       148        313
   Strategic Stock Portfolio..........    103      164       214        305       27       84       144        305
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio..........    103      162       210        297       27       82       140        297
   MFS Total Return Portfolio.........    103      162       211        299       27       82       141        299
   Smith Barney Aggressive Growth
   Portfolio..........................    94       137       168        213       18       57        98        213
   Smith Barney High Income  Portfolio    101      157       202        281       25       77       132        281
   Smith Barney International Equity
   Portfolio..........................    104      167       219        314       28       87       149        314
   Smith Barney Large Capitalization
   Growth Portfolio...................    103      163       212        301       27       83       142        301
   Smith Barney Large Cap Value
   Portfolio..........................    101      157       202        282       25       77       132        282
   Smith Barney Mid Cap Portfolio.....    94       137       168        213       18       57        98        213
   Smith Barney Money Market Portfolio    100      153       196        269       24       73       126        269
   Travelers Managed Income Portfolio.    102      160       207        291       26       80       137        291
   Van Kampen Enterprise Portfolio....    102      159       205        288       26       79       135        288
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio..........    103      163       211        300       27       83       141        300
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio - Service
   Class..............................    102      160       206        290       26       80       136        290

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $40 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF .015% OF ASSETS.

4.  CHARGES AND DEDUCTIONS

ESP CHARGE

If the ESP option is selected, a charge of is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

5.  DEATH BENEFIT

The DEATH PROCEEDS BEFORE THE MATURITY DATE section of the prospectus is amended by adding the following language to the end of that section:

ENHANCED STEPPED-UP PROVISION  ("ESP")

If you have selected the ESP, the total death benefit payable as of the death report date will equal the death benefit described above plus:

     If the Annuitant is younger than age 70 on the Contract Date:
     40% of the lesser of the Modified Purchase Payments, or Your contract value minus the Modified Purchase Payments, calculated as of the Death Report Date; or

     If the Annuitant is between the ages of 70 and 75 on the Contract Date:
     25% of the lesser of the Modified Purchase Payments, or Your contract value minus the Modified Purchase Payments, calculated as of the Death Report Date.

     Modified Purchase Payments
     Modified Purchase Payments are equal to the total Purchase Payments less the total amount of any partial surrenders made under this contract.









L-12920                                                          January 2, 2001

                                               JANUARY 2, 2001 SUPPLEMENT TO THE
                                      TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2000



The following sections of the prospectus are amended by adding the following language:

1.  WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?  (Summary)

If you select the Enhanced Stepped-Up Provision ("ESP"), an additional 0.20% annually will be deducted from amounts in the variable funding options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE

2.  ARE THERE ANY ADDITIONAL FEATURES? (Summary)

- ENHANCED STEPPED-UP PROVISION ("ESP"). For an additional charge, the total death benefit payable will be increased by either 40% or 25%, depending on the age of the annuitant on the Contract Date.

3.  FEE TABLE

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

STANDARD DEATH BENEFIT WITH ESP:                            STANDARD DEATH BENEFIT WITHOUT ESP
Mortality and Expense Risk Charge.............1.25%         Mortality and Expense Risk Charge..........1.25%
Administrative Expense Charge.................0.15%         Administrative Expense Charge..............0.15%
ESP Charge....................................0.20%                                                    -----
                                              -----              Total Separate Account Charges....... 1.40%
     Total Separate Account Charges...........1.60%

ENHANCED DEATH BENEFIT WITH ESP                             STANDARD DEATH BENEFIT WITHOUT ESP
Mortality and Expense Risk Charge.............1.45%         Mortality and Expense Risk Charge..........1.45%
Administrative Expense Charge.................0.15%         Administrative Expense Charge..............0.15%
ESP Charge....................................0.20%                                                    -----
                                              -----              Total Separate Account Charges........1.60%
     Total Separate Account Charges...........1.80%


EXAMPLE:  STANDARD DEATH BENEFIT WITH ESP
Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses. The examples assume the purchase payment credit is included in, and not added to, the $1,000 assumed investment.


----------------------------------------------------------------------------------------------------------------------
                                          If Contract is surrendered at the       If Contract is NOT Surrendered or
                                                 end of period shown:            annuitized at end of period shown:
                                        --------------------------------------- --------------------------------------
FUNDING OPTION                          1 YEAR   3 YEARS    5YEARS   10 YEARS   1 YEAR  3 YEARS   5 YEARS   10 YEARS
--------------------------------------- -------- --------- --------- ---------- ------- --------- --------- ----------
Capital Appreciation Fund.............    101      156       200        278       25       76       130        278
Money Market Portfolio................    96       143       179        235       20       63       109        235
ALLIANCE VARIABLE PRODUCT SERIES FUND
   Premier Growth Portfolio - Class B.    105      170       223        323       29       90       153        323
DELAWARE GROUP PREMIUM FUND
   REIT Series........................    101      157       201        280       25       77       131        280

DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio.............    100      155       198        273       24       75       128        273
   Small Cap Portfolio................    100      155       198        273       24       75       128        273
GREENWICH STREET SERIES FUND
   Equity Index Portfolio - Class II
Shares................................    98       147       184        246       22       67       114        246
JANUS ASPEN SERIES
   Balanced Portfolio - Service Shares    102      159       205        287       26       79       135        287
   Global Life Sciences Portfolio -
Service Shares........................    103      164       213        304       27       84       143        304
   Global Technology Portfolio -
Service Shares........................    103      162       210        298       27       82       140        298
   Worldwide Growth Portfolio -
Service Shares........................    102      160       206        290       26       80       136        290
SALOMON BROTHERS VARIABLE SERIES FUND
INC.
   Capital Fund.......................    102      161       209        295       26       81       139        295
   Investors Fund.....................    102      161       209        295       26       81       139        295
   Small Cap Growth Fund..............    107      176       233        342       31       96       163        342
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio..........    101      156       200        277       25       76       130        277
   MFS Total Return Portfolio.........    101      157       201        279       25       77       131        279
   Putnam Diversified Income Portfolio    101      156       200        278       25       76       130        278
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio.........    100      155       199        275       24       75       129        275
   Disciplined Mid Cap Stock Portfolio    102      160       206        290       26       80       136        290
   Disciplined Small Cap Stock
Portfolio.............................    102      161       209        295       26       81       139        295
   Equity Income Portfolio............    101      158       203        283       25       78       133        283
   Federated High Yield Portfolio.....    101      157       201        279       25       77       131        279
   Federated Stock Portfolio..........    101      156       200        277       25       76       130        277
   Large Cap Portfolio................    101      157       202        282       25       77       132        282
   Lazard International Stock
Portfolio.............................    103      163       212        301       27       83       142        301
   MFS Emerging Growth Portfolio......    101      157       202        282       25       77       132        282
   MFS Mid Cap Growth Portfolio.......    102      161       209        295       26       81       139        295
   MFS Research Portfolio.............    102      161       208        294       26       81       138        294
   Strategic Stock Portfolio..........    101      158       204        285       25       78       134        285
   Travelers Quality Bond Portfolio...    98       147       186        249       22       67       116        249
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund (R) Portfolio - Service
Class 2...............................    101      158       204        285       25       78       134        285
WARBURG PINCUS TRUST
   Emerging Markets Portfolio.........    106      173       228        333       30       93       158        333

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $40 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.015% OF ASSETS.

EXAMPLE*: ENHANCED DEATH BENEFIT WITH ESP

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses. The examples assume the purchase payment credit is included in, and not added to, the $1,000 assumed investment.

----------------------------------------------------------------------------------------------------------------------
                                          If Contract is surrendered at the       If Contract is NOT Surrendered or
                                                 end of period shown:            annuitized at end of period shown:
                                        --------------------------------------- --------------------------------------
FUNDING OPTION                          1 YEAR   3 YEARS    5YEARS   10 YEARS   1 YEAR  3 YEARS   5 YEARS   10 YEARS
--------------------------------------- -------- --------- --------- ---------- ------- --------- --------- ----------
Capital Appreciation Fund.............    103      162       210        298       27       82       140        298
Money Market Portfolio................    98       149       189        255       22       69       119        255
ALLIANCE VARIABLE PRODUCT SERIES
FUND, INC.
   Premier Growth Portfolio - Class B.    107      176       233        342       31       96       163        342
DELAWARE GROUP PREMIUM FUND
   REIT Series........................    103      163       211        300       27       83       141        300
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio.............    102      161       208        293       26       81       138        293
   Small Cap Portfolio................    102      161       208        293       26       81       138        293
GREENWICH STREET SERIES FUND
   Equity Index Portfolio - Class II
Shares................................    100      153       194        266       24       73       124        266
JANUS ASPEN SERIES
   Balanced Portfolio - Service Shares    104      165       215        307       28       85       145        307
   Global Life Sciences Portfolio -
Service Shares........................    105      170       223        323       29       90       153        323
   Global Technology Portfolio -
Service Shares........................    105      168       220        317       29       88       150        317
   Worldwide Growth Portfolio -
Service Shares........................    104      166       216        309       28       86       146        309
SALOMON BROTHERS VARIABLE SERIES FUND
INC.
   Capital Fund.......................    104      167       219        314       28       87       149        314
   Investors Fund.....................    104      167       218        312       28       87       148        312
   Small Cap Growth Fund..............    109      182       243        361       33      102       173        361
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio..........    103      162       210        297       27       82       140        297
   MFS Total Return Portfolio.........    103      162       211        299       27       82       141        299
   Putnam Diversified Income Portfolio    103      162       210        298       27       82       140        298
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio.........    102      161       209        295       26       81       139        295
   Disciplined Mid Cap Stock Portfolio    104      166       216        309       28       86       146        309
   Disciplined Small Cap Stock
Portfolio.............................    104      167       219        314       28       87       149        314
   Equity Income Portfolio............    103      164       213        303       27       84       143        303
   Federated High Yield Portfolio.....    103      162       211        299       27       82       141        299
   Federated Stock Portfolio..........    103      162       210        297       27       82       140        297
   Large Cap Portfolio................    103      163       212        302       27       83       142        302
   Lazard International Stock
Portfolio.............................    105      169       222        320       29       89       152        320
   MFS Emerging Growth Portfolio......    103      163       212        302       27       83       142        302
   MFS Mid Cap Growth Portfolio.......    104      167       219        314       28       87       149        314
   MFS Research Portfolio.............    104      167       218        313       28       87       148        313
   Strategic Stock Portfolio..........    103      164       214        305       27       84       144        305
   Travelers Quality Bond Portfolio...    98       149       189        255       22       69       119        255
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund (R) Portfolio - Service
Class 2...............................    103      164       214        305       27       84       144        305
WARBURG PINCUS TRUST
   Emerging Markets Portfolio.........    108      179       238        352       32       99       168        352


* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $40 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.015% OF ASSETS.

4.  CHARGES AND DEDUCTIONS

ESP CHARGE

If the ESP option is selected, a charge of is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

5.  DEATH BENEFIT

The DEATH PROCEEDS BEFORE THE MATURITY DATE section of the prospectus is amended by adding the following language to the end of that section:

ENHANCED STEPPED-UP PROVISION  ("ESP")

If you have selected the ESP, the total death benefit payable as of the death report date will equal the death benefit described above plus:

     If the Annuitant is younger than age 70 on the Contract Date:
     40% of the lesser of the Modified Purchase Payments, or Your contract value minus the Modified Purchase Payments, calculated as of the Death Report Date; or

     If the Annuitant is between the ages of 70 and 75 on the Contract Date:
     25% of the lesser of the Modified Purchase Payments, or Your contract value minus the Modified Purchase Payments, calculated as of the Death Report Date.

     Modified Purchase Payments
     Modified Purchase Payments are equal to the total Purchase Payments less the total amount of any partial surrenders made under this contract.









L-12921                                                          January 2, 2001